Short-Term Debt (Details Textual) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Commercial paper program [Member]	Dec. 31, 2011 Commercial paper program [Member]	Dec. 31, 2012 Promissory note and line of credit [Member]	Dec. 31, 2011 Promissory note and line of credit [Member]	Apr. 30, 2011 Promissory note and line of credit [Member]	Dec. 31, 2012 Custodial bank [Member]	Dec. 31, 2011 Custodial bank [Member]	Dec. 31, 2012 Federal Home Loan Bank [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	May 31, 2011 Revolving Credit Facility [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	$ 350,000,000				$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000			$ 250,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000
Weighted average annual interest rate				0.29%	0.30%	1.90%	1.73%
Amount outstanding under the new or existing facilities	300,000,000	777,000,000
Interest rate basis on outstanding principal balances of the line of credit						Six-month U.S LIBOR plus 1.25%	Six-month U.S LIBOR plus 1.25%		one-month U.S. LIBOR	one-month U.S. LIBOR
Amount of interest paid on short-term debt	6,000,000	5,000,000	0
Amounts outstanding under agreement with Federal Home Loan Bank											0
Eligible collateral for short term borrowings											10,200,000,000
Capital stock purchased	$ 25,000,000
Cash equivalent maturity description	less than one year